Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
Note 5—Other Assets
At June 30, 2017 and December 31, 2016, the balances in other assets, net are as follows:

	June 30, 2017	December 31, 2016
Investments in debt securities, net	$230,498	$209,337
Held for sale assets(1)	11,191	45,062
Prepaid expenses	25,418	21,883
Deferred leasing costs, net	7,327	7,710
Rent and other receivables, net	9,847	11,604
Deferred financing costs, net	8,689	—
Interest rate swap hedges (see Note 7)	2,955	—
Corporate fixed assets, net	6,001	6,247
Other	4,642	7,782
Total	$306,568	$309,625

(1)	As of June 30, 2017 and December 31, 2016 (unaudited), 74 and 391 properties, respectively, were classified as held for sale.
Investments in Debt Securities, net
In connection with certain of the Securitizations, as defined in Note 6, we previously acquired $193,045 of Class G certificates. In 2016, we purchased $16,423 of Class F certificates, which had an unamortized discount of $33 and $131 as of June 30, 2017 and December 31, 2016, respectively. During the six months ended June 30, 2017, we purchased $55,500 of Class B certificates, which had an unamortized discount of $3,521 as of June 30, 2017, and received repayments of $30,916 from retained debt securities. These investments in debt securities are classified as held to maturity investments (for additional information about the Securitizations, see Note 6). As of June 30, 2017 and December 31, 2016, there were no other than temporary impairments. As of June 30, 2017, the Class F and G certificates are scheduled to mature over the next 3 to 14 months, and the Class B certificates are scheduled to mature in 10 years.
Rent and Other Receivables, net
We lease our properties to residents pursuant to leases that generally have an initial contractual term of at least 12 months, provide for monthly payments, and are cancelable by the resident and us under certain conditions specified in the related lease agreements.
Included in other assets, net within the condensed consolidated balance sheets, is an allowance for doubtful accounts of $1,359 and $1,183, as of June 30, 2017 and December 31, 2016, respectively.
Deferred Financing Costs, net
In connection with our Revolving Facility (as defined in Note 6), we incurred $9,673 of financing costs during the six months ended June 30, 2017, which have been deferred as other assets, net on our condensed consolidated balance sheet due to the line of credit features of the Revolving Facility. These deferred financing costs are being amortized as interest expense on a straight line basis over the term of the Revolving Facility.

Other Assets
At December 31, 2016 and 2015, the balances in other assets, net are as follows:

	December 31, 2016	December 31, 2015
Investments in debt securities, net	$209,337	$193,045
Held for sale assets(1)	45,062	—
Prepaid expenses	21,883	21,238
Deferred leasing costs, net	7,710	9,102
Rent and other receivables, net	11,604	8,846
Corporate fixed assets, net	6,247	6,980
Amounts deposited and held by others	1,260	6,978
Other	6,522	4,096
Total	$309,625	$250,285

(1)	As of December 31, 2016, 391 properties were classified as held for sale (see Note 14).
Investments in Debt Securities
In connection with certain of the Securitizations, as defined in Note 6, we previously acquired $193,045 of Class G certificates. In 2016, we purchased $16,423 of Class F certificates, which had a discount of $131 as of December 31, 2016. These investments in debt securities are classified as held to maturity investments (for additional information about the Securitizations, see Note 6). As of December 31, 2016 and 2015, there were no gross unrecognized holding gains or losses and there were no other than temporary impairments recognized in accumulated other comprehensive income. As of December 31, 2016, the Class F and G certificates are scheduled to mature over the next 6 to 15 months.
Rent and Other Receivables
We lease our properties to residents pursuant to leases that generally have an initial contractual term of at least 12 months, provide for monthly payments, and are cancelable by the resident and us under certain conditions specified in the related lease agreements.
Included in other assets, net within the combined and consolidated balance sheets, is an allowance for doubtful accounts of $1,183 and $1,139, as of December 31, 2016 and 2015, respectively.